INCOME TAX (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%	35.00%
Corporate income tax rate	23.00%	24.00%	25.00%
Carryforward losses for tax purposes	$ 61,630	$ 54,290
Carryforward capital losses	$ 13,716	14,828
Reduction in corporate tax rate			1.50%
Federal and state tax rate	32.00%
BioCanCell Therapeutics, Inc.
Disclosure Of Income Tax [Line Items]
Carryforward losses for tax purposes	$ 5,400	3,700
Carryforward capital losses	12,300	13,300
Anchiano Therapeutics Israel Ltd
Disclosure Of Income Tax [Line Items]
Carryforward losses for tax purposes	56,000	50,500
Carryforward capital losses	$ 1,400	$ 1,400